Leases	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Leases

6. Leases

The Company leases office space, factory facilities and storage space. The Company determines whether a contract is a lease or contains a lease at inception date. Upon commencement, the Company recognizes a right-of-use asset and lease liability. Currently, the Company holds two leases requiring recognition of a right-of-use asset for the lease term. Lease liabilities are the Company’s obligation to make the lease payments arising from a lease. As the Company’s lease does not provide an implicit rate, the Company’s lease liabilities are measured on a discounted basis using the Company’s incremental borrowing rate. Lease terms used in the recognition of right-of-use assets and lease liabilities include only options to extend the lease that are reasonably certain to be exercised. Additionally, lease terms underlying the right-of-use assets and lease liabilities consider terminations that are reasonably certain to be executed.

For the year ended December 31, 2025, the Company’s total cash outflow for leases was CHF 188,745. This consisted of CHF 164,640 for the principal portion of lease liabilities, presented within financing activities, and CHF 24,105 for interest paid on lease liabilities. Additionally, during the year, the Company recognized non-cash additions to right-of-use assets and lease liabilities amounting to CHF 440,802 in connection with a newly acquired lease.

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate for the Company’s leases at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term	4.0 years	5.0 years
Weighted-average discount rate	3.0	3.0

The following table summarizes the maturities of the Company’s leases at December 31, 2025:

2026	₣	291,276
2027		296,938
2028		305,846
2029		315,022
Total expected lease payments		1,209,082
Less: imputed interest		(68,434)
Total lease liability		1,140,648
Less: current lease liability		(257,095)
Non-current lease liability	₣	883,553